FAIR VALUE MEASUREMENT - Roll forward of major Level 3 investments (Details) - Level 3 - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Roll forward of major Level 3 investments
Fair value of Level 3 investment, beginning balance	¥ 6,805,596,210	¥ 5,466,103,304
Transfer in and/or out of level 3	(1,755,271,349)	1,587,400,415
New addition	455,441,000
Disposal of investment	(16,916,380)	(317,261,674)
Effect of exchange rate change	(193,579,698)	325,391,864
Other than temporary impairment	(155,500,570)	(36,357,902)
The change in fair value of the investment	567,733,958	(219,679,797)
Fair value of Level 3 investment, ending balance	¥ 5,707,503,171	¥ 6,805,596,210